Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	Feb. 28, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Sep. 30, 2019 TWD ($)	Mar. 31, 2019 $ / shares	Dec. 31, 2018 TWD ($)	Nov. 07, 2018 shares	May 08, 2018 shares
Amount of shares authorized | $			$ 5,000,000		$ 5,000,000
Bottom of Range
Number of shares issued	15,000,000	15,000,000
Top of Range
Number of shares issued						100,000,000
Initial Public Offering
Number of shares issued						6,000,000
Offering price per share | (per share)	$ 7.03	$ 41.72
Ordinary Shares
Par value per shares | $ / shares				$ 10
Ordinary Shares | Initial Public Offering
Number of shares issued							30,000,000